Royalty stream and other interests (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 32,860,568	$ 17,625,689
Australia
Statement [Line Items]
Royalty, stream and other interests, carrying amount	24,462,805	10,724,623
Nigeria
Statement [Line Items]
Royalty, stream and other interests, carrying amount	178,205	687,838
Canada
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,823,252	933,106
USA
Statement [Line Items]
Royalty, stream and other interests, carrying amount	2,298,515	2,340,748
Brazil
Statement [Line Items]
Royalty, stream and other interests, carrying amount	637,338	675,358
South Africa
Statement [Line Items]
Royalty, stream and other interests, carrying amount	1,914,844	764,016
Peru
Statement [Line Items]
Royalty, stream and other interests, carrying amount	$ 1,545,609	$ 1,500,000